Amortization of Acquisition Related Intangible Assets by Segment (Parenthetical) (Detail) (Financial Systems, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financial Systems
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 7